Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
(8)
Fair Value Measurements

The accounting guidance for using fair value to measure certain assets and liabilities establishes a three-tier value hierarchy, which prioritizes the inputs to valuation techniques used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little, if any, market data exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following is a description of the valuation methodologies used for Plan’s financial instruments and the classification of such instruments within the valuation hierarchy.

Mutual Funds

These instruments are public investment vehicles valued using the net asset value provided by the administrator of the fund. The net asset value price is quoted on an active market and is classified within Level 1 of the valuation hierarchy.

Company Common Stock

Company common stock is valued at the closing price listed by the New York Stock Exchange and is classified within Level 1 of the valuation hierarchy.

Common Trust Funds

These instruments are investment vehicles valued using the net asset value provided by the administrator of the fund. The net asset value is used as a practical expedient to determine fair value. Each collective trust provides for redemptions by the Plan at reported net asset values per share, with little to no advance notice requirement.

The methods described above may produce a fair value calculation that may not be indicative of net asset value or reflective of future fair values. Furthermore, while the Plan’s valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

The following tables summarize the Plan’s investment assets measured at fair value on a recurring basis at December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Total Fair Value
Mutual funds	$280,066,793	$280,066,793
Company common stock	53,677,515	53,677,515
Total assets in the fair value hierarchy	$333,744,308	333,744,308
Common trust funds		582,080,966
Investments at fair value		$915,825,274

	December 31, 2024
	Level 1	Total Fair Value
Mutual funds	$250,926,227	$250,926,227
Company common stock	53,035,000	53,035,000
Total assets in the fair value hierarchy	$303,961,227	303,961,227
Common trust funds		518,596,463
Investments at fair value		$822,557,690